UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $549,876 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101    10235   360000 SH       Sole                   360000        0        0
AUTODESK INC                   COM              052769106    33495  1375000 SH       Sole                  1375000        0        0
CIGNA CORP                     COM              125509109    31060  1000000 SH       Sole                  1000000        0        0
CSX CORP                       COM              126408103     6799   137000 SH       Sole                   137000        0        0
DRESSER-RAND GROUP INC         COM              261608103    16220   514100 SH       Sole                   514100        0        0
EQUINIX INC                    COM NEW          29444U502    19168   236000 SH       Sole                   236000        0        0
EXPRESS SCRIPTS INC            COM              302182100    47970  1020200 SH       Sole                  1020200        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106     8582   320000 SH       Sole                   320000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     8874    67600 SH       Sole                    67600        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    10599  1364100 SH       Sole                  1364100        0        0
HEALTH NET INC                 COM              42222G108    37462  1537200 SH       Sole                  1537200        0        0
HEALTHSOUTH CORP               COM NEW          421924309      936    50000 SH       Sole                    50000        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106     7598   285000 SH       Sole                   285000        0        0
JPMORGAN CHASE & CO            COM              46625H100    10251   280000 SH       Sole                   280000        0        0
LINCARE HLDGS INC              COM              532791100    57930  1781924 SH       Sole                  1781924        0        0
MASTERCARD INC                 CL A             57636Q104     8580    43000 SH       Sole                    43000        0        0
MEDNAX INC                     COM              58502B106    39096   703033 SH       Sole                   703033        0        0
OWENS CORNING NEW              COM              690742101     4179   139720 SH       Sole                   139720        0        0
POPULAR INC                    COM              733174106    59778 22305226 SH       Sole                 22305226        0        0
PRIMERICA INC                  COM              74164M108    11001   513100 SH       Sole                   513100        0        0
ROVI CORP                      COM              779376102    15910   419675 SH       Sole                   419675        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    12584   370000 SH       Sole                   370000        0        0
TIME WARNER INC                COM NEW          887317303    11564   400000 SH       Sole                   400000        0        0
TRANSDIGM GROUP INC            COM              893641100    62698  1228656 SH       Sole                  1228656        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     9538   250000 SH       Sole                   250000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     7769   340000 SH       Sole                   340000        0        0